Commitments and Contingencies - Additional Information (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 16, 2020	Oct. 31, 2017 USD ($) shares	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 16, 2017 GBP (£)	Dec. 16, 2016 GBP (£)
Disclosure of commitments and contingencies [line items]
Lease expense | £			£ 293,328	£ 293,328
Principal rent for the premises | £					£ 325,920	£ 162,960
Lease term			12 months
Finance leases | £			£ 0	£ 0
Mereo BioPharma 4 Limited [member]
Disclosure of commitments and contingencies [line items]
Payment of ordinary shares | $		$ 3.0
Issuance of aggregate ordinary shares | shares		490,798
Aggregate upfront payment amount | $		$ 5.0
Payments of aggregate and issue additional ordinary shares | $		$ 115.5
Subsequent Event [member]
Disclosure of commitments and contingencies [line items]
Percentage of decrease of principal rent	50.00%